Significant Subsequent Events	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Significant Subsequent Events
43.	SIGNIFICANT SUBSEQUENT EVENTS

The participation of establishing Next Commercial Bank Co., Ltd. (“NCB”) was approved by Chunghwa’s Board of Directors in January 2019.  The Company expects to invest $4,500 million at most in NCB’s common stock and the Company’s equity ownership interest in NCB will be no more than 45%.  The establishment of NCB is subject to the approval of FSC.  As of March 31, 2019, Chunghwa prepaid $838 million for the application of establishment of NCB.